Business segments - Disclosure of operating segments explanatory (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Izipay [Member] | Banking [Member]
Disclosure of operating segments [line items]
Percentage profit share in the subsidiary company	50.00%	50.00%	50.00%